Transamerica International Stock

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 5.2%
ANZ Group Holdings Ltd.	106,782	$ 2,728,926
Aristocrat Leisure Ltd.	122,985	4,586,912
BlueScope Steel Ltd.	158,728	3,342,436
Evolution Mining Ltd.	1,276,646	13,077,083
Goodman Group, REIT	128,046	2,740,036
Macquarie Group Ltd.	26,418	3,903,301
Northern Star Resources Ltd.	355,148	7,157,076
Qantas Airways Ltd.	1,071,268	7,511,995
QBE Insurance Group Ltd.	225,346	3,097,596
South32 Ltd.	539,850	1,736,772
Westpac Banking Corp.	158,765	4,291,786
		54,173,919
Belgium - 0.3%
Anheuser-Busch InBev SA	39,161	2,788,882
Denmark - 2.2%
Danske Bank AS	206,273	10,525,887
Genmab AS (A)	11,844	3,801,149
Novo Nordisk AS, Class B	146,478	8,591,736
		22,918,772
Finland - 0.5%
Nokia OYJ	830,243	5,337,911
France - 8.6%
BNP Paribas SA	34,791	3,761,042
Cie de Saint-Gobain SA	44,349	4,374,798
Credit Agricole SA	118,682	2,570,217
Eiffage SA	46,008	6,814,219
Engie SA	188,886	5,619,788
EssilorLuxottica SA	13,025	3,981,764
Hermes International SCA	995	2,393,049
L'Oreal SA	11,970	5,491,001
LVMH Moet Hennessy Louis Vuitton SE	9,290	6,022,407
Safran SA	8,854	3,159,021
Sanofi SA	62,414	5,859,407
Schneider Electric SE	24,165	6,940,434
Societe Generale SA	194,937	17,052,854
TotalEnergies SE	95,717	6,937,963
Unibail-Rodamco-Westfield, REIT (A)	49,683	5,476,930
Veolia Environnement SA	82,545	3,094,827
		89,549,721
Germany - 9.4%
Allianz SE	5,003	2,204,887
Bayer AG	134,235	7,090,182
Bayerische Motoren Werke AG	47,144	4,885,215
Deutsche Bank AG	302,015	11,921,178
Deutsche Telekom AG	308,638	10,305,823
E.ON SE	358,022	7,581,571
Fresenius SE & Co. KGaA	68,363	3,825,618
Infineon Technologies AG	106,662	5,260,825
MTU Aero Engines AG	10,956	4,863,515
Rheinmetall AG	4,687	9,897,539
SAP SE	62,180	12,571,131
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens AG	48,835	$ 14,836,322
Vonovia SE	97,031	2,830,535
		98,074,341
Hong Kong - 1.4%
AIA Group Ltd.	656,600	7,593,837
Hong Kong Exchanges & Clearing Ltd.	70,900	3,922,502
Jardine Matheson Holdings Ltd.	38,600	2,808,922
		14,325,261
Israel - 2.1%
Bank Hapoalim BM	175,260	4,346,373
Teva Pharmaceutical Industries Ltd., ADR (A)	513,577	17,502,704
		21,849,077
Italy - 2.6%
ENEL SpA	560,823	6,187,691
Ferrari NV	5,780	1,923,851
Intesa Sanpaolo SpA	1,577,866	11,158,345
Leonardo SpA	121,830	8,130,347
		27,400,234
Japan - 25.6%
Asahi Group Holdings Ltd.	430,100	4,481,366
Dai-ichi Life Holdings, Inc.	548,100	4,790,031
Daiichi Sankyo Co. Ltd.	132,800	2,433,580
Daiwa House Industry Co. Ltd.	162,800	5,533,264
Disco Corp.	11,600	4,961,256
FUJIFILM Holdings Corp.	479,700	9,568,583
Fujitsu Ltd.	357,900	9,904,922
Hitachi Ltd.	273,700	9,481,169
Honda Motor Co. Ltd.	419,000	4,210,035
ITOCHU Corp.	1,007,600	12,832,642
Japan Tobacco, Inc.	246,300	8,882,142
JFE Holdings, Inc.	254,200	3,426,345
KDDI Corp.	708,200	11,927,651
Kioxia Holdings Corp. (A)	40,200	5,548,411
Kirin Holdings Co. Ltd.	681,100	10,527,211
Marubeni Corp.	446,500	14,757,350
Mitsubishi Corp.	110,400	2,922,647
Mitsubishi Heavy Industries Ltd.	156,500	4,569,808
Mitsubishi UFJ Financial Group, Inc.	661,600	11,989,256
Mitsui & Co. Ltd.	207,300	6,744,349
Mizuho Financial Group, Inc.	147,790	6,477,511
MS&AD Insurance Group Holdings, Inc.	128,000	3,252,107
Murata Manufacturing Co. Ltd.	99,400	2,014,205
NEC Corp.	273,000	9,190,553
Nintendo Co. Ltd.	83,900	5,451,115
Nomura Holdings, Inc.	951,400	8,686,535
NTT, Inc.	6,110,900	6,116,428
Otsuka Holdings Co. Ltd.	143,700	8,580,587
Recruit Holdings Co. Ltd.	66,300	3,470,083
Renesas Electronics Corp. (A)	154,000	2,563,350
Sekisui Chemical Co. Ltd.	300,800	5,312,008
SoftBank Group Corp.	153,300	4,212,877
Sony Group Corp.	309,500	6,907,554
Sumitomo Corp.	295,500	11,931,891
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	369,300	$ 13,057,700
Suzuki Motor Corp.	324,500	4,416,899
Takeda Pharmaceutical Co. Ltd.	157,900	5,348,358
Tokyo Electron Ltd.	13,500	3,603,547
Toyota Motor Corp.	336,100	7,609,811
		267,695,137
Netherlands - 6.0%
ASM International NV	5,066	4,262,335
ASML Holding NV	22,600	32,564,587
Koninklijke Ahold Delhaize NV	113,381	4,429,696
Koninklijke Philips NV	143,920	4,116,470
Magnum Ice Cream Co. NV (A)	29,244	519,208
NN Group NV	74,789	5,920,121
Prosus NV	131,391	7,546,588
Stellantis NV	354,685	3,483,647
		62,842,652
New Zealand - 0.3%
Xero Ltd. (A)	39,220	2,560,393
Portugal - 0.3%
EDP SA	607,271	3,107,499
Singapore - 2.2%
DBS Group Holdings Ltd.	303,980	14,146,385
Oversea-Chinese Banking Corp. Ltd.	372,300	6,213,292
Sea Ltd., ADR (A)	26,036	3,032,934
		23,392,611
Spain - 4.1%
Banco Bilbao Vizcaya Argentaria SA	228,899	5,819,928
Banco Santander SA	1,567,969	20,035,615
Iberdrola SA	685,270	15,372,484
Repsol SA	95,183	1,867,820
		43,095,847
Sweden - 1.4%
Alfa Laval AB	83,417	4,845,350
Assa Abloy AB, Class B	124,235	5,019,610
SKF AB, B Shares (B)	171,005	4,465,424
		14,330,384
Switzerland - 7.0%
ABB Ltd.	107,022	9,228,493
Alcon AG	64,446	5,203,699
Holcim AG	59,822	6,155,154
Nestle SA	37,022	3,516,623
Novartis AG	107,549	15,946,273
Roche Holding AG	34,096	15,467,909
UBS Group AG	380,765	17,923,858
		73,442,009
	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 17.7%
3i Group PLC	310,394	$ 14,232,626
AstraZeneca PLC	50,946	9,480,829
BAE Systems PLC	212,154	5,730,542
Barclays PLC	2,945,497	19,596,154
BP PLC	614,769	3,901,575
British American Tobacco PLC	115,460	6,913,631
Compass Group PLC	120,790	3,614,740
GSK PLC	398,317	10,227,623
Halma PLC	86,676	4,203,295
HSBC Holdings PLC	1,211,910	21,316,012
Imperial Brands PLC	217,866	9,140,268
Lloyds Banking Group PLC	8,123,620	12,110,836
NatWest Group PLC	602,045	5,479,974
RELX PLC	112,311	3,963,428
Rio Tinto PLC	63,298	5,836,040
Rolls-Royce Holdings PLC	1,107,731	18,355,903
Sage Group PLC	214,059	2,804,298
Shell PLC	178,409	6,820,881
SSE PLC	135,862	4,502,663
Standard Chartered PLC	198,915	5,068,092
Unilever PLC	129,979	8,787,016
Vodafone Group PLC	2,039,872	2,997,813
		185,084,239
Total Common Stocks (Cost $774,153,269)		1,011,968,889
PREFERRED STOCK - 0.6%
Germany - 0.6%
Volkswagen AG,
6.20% (C)	51,451	6,260,358
Total Preferred Stock (Cost $6,403,165)		6,260,358

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 1.35% (C), dated 01/30/2026, to be repurchased at $24,355,332 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $24,839,789.	$ 24,352,593	24,352,593
Total Repurchase Agreement (Cost $24,352,593)		24,352,593
Total Investments (Cost $804,909,027)		1,042,581,840
Net Other Assets (Liabilities) - 0.2%		2,197,200
Net Assets - 100.0%		$ 1,044,779,040
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	19.0%	$197,746,185
Pharmaceuticals	10.2	106,529,188
Capital Markets	5.8	60,590,000
Semiconductors & Semiconductor Equipment	5.6	58,764,311
Aerospace & Defense	4.8	50,136,867
Trading Companies & Distributors	4.7	49,188,879
Metals & Mining	3.3	34,575,752
Automobiles	3.1	32,789,816
Industrial Conglomerates	3.1	32,438,421
Electric Utilities	2.8	29,170,337
Insurance	2.6	26,858,579
Tobacco	2.4	24,936,041
Oil, Gas & Consumable Fuels	1.9	19,528,239
Wireless Telecommunication Services	1.8	19,138,341
IT Services	1.8	19,095,475
Software	1.7	17,935,822
Beverages	1.7	17,797,459
Diversified Telecommunication Services	1.6	16,422,251
Multi-Utilities	1.6	16,296,186
Electrical Equipment	1.6	16,168,927
Personal Care Products	1.4	14,278,017
Machinery	1.3	13,880,582
Health Care Equipment & Supplies	1.3	13,301,933
Broadline Retail	1.0	10,579,522
Technology Hardware, Storage & Peripherals	0.9	9,568,583
Building Products	0.9	9,394,408
Textiles, Apparel & Luxury Goods	0.8	8,415,456
Real Estate Management & Development	0.8	8,363,799
Hotels, Restaurants & Leisure	0.8	8,201,652
Passenger Airlines	0.7	7,511,995
Professional Services	0.7	7,433,511
Household Durables	0.7	6,907,554
Construction & Engineering	0.7	6,814,219
Electronic Equipment, Instruments & Components	0.6	6,217,500
Construction Materials	0.6	6,155,154
Retail REITs	0.5	5,476,930
Entertainment	0.5	5,451,115
Communications Equipment	0.5	5,337,911
Consumer Staples Distribution & Retail	0.4	4,429,696
Food Products	0.4	4,035,831
Health Care Providers & Services	0.4	3,825,618
Biotechnology	0.4	3,801,149
Industrial REITs	0.3	2,740,036
Investments	97.7	1,018,229,247
Short-Term Investments	2.3	24,352,593
Total Investments	100.0%	$ 1,042,581,840
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$23,344,560	$988,624,329	$—	$1,011,968,889
Preferred Stock	—	6,260,358	—	6,260,358
Repurchase Agreement	—	24,352,593	—	24,352,593
Total Investments	$23,344,560	$1,019,237,280	$—	$1,042,581,840
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $172,706, collateralized by non-cash collateral, such as U.S.
government securities of $181,528. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica International Stock (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds